INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET
5. INTANGIBLE ASSETS, NET

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
Current portion:
Licensed copyrights	21,491	(11,261)	10,230

Non-current portion:
Licensed copyrights	68,237	(12,303)	55,934
Advertising license	1,636	(20)	1,616

	69,873	(12,323)	57,550

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
Current portion:
Licensed copyrights	32,326	(16,248)	16,078	2,555

Non-current portion:
Licensed copyrights	346,566	(136,027)	210,539	33,451
Advertising license	1,510	(71)	1,439	229

	348,076	(136, 098)	211,978	33,680

Advertising license relates to an acquired advertising license and is amortized ratably over the remaining term of the license of 26.7 years.

Beginning January 1, 2011, the Company changed from a straight-line to an accelerated amortization method for licensed copyrights related to titles to movies and television series acquired from external parties and all other licensed copyrights are amortized ratably over the estimated useful lives of the titles ranging from 6 months to 3 years.

Amortization expense was RMB4,581, RMB44,530 and RMB161,553 (US$25,668) for the years ended December 31, 2009, 2010 and 2011, respectively. Estimated amortization expense relating to the existing intangible assets for each of the next five years is as follows:

	RMB	US$
Within 1 year	168,840	26,826
Between 1 and 2 years	44,672	7,098
Between 2 and 3 years	13,150	2,089
Between 3 and 4 years	189	30
Between 4 and 5 years	58	9